Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income / (Loss) - EUR (€) € in Thousands		3 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Profit or loss [abstract]
Revenue		€ 28	€ 372
Research and development costs		(30,540)	(20,608)
General and administrative expenses		(4,662)	(3,325)
Operating profit / (loss)		(35,174)	(23,561)
Finance income		702	130
Finance expenses		(7,010)	(1,722)
Profit / (loss) before tax		(41,482)	(25,153)
Tax on profit / (loss) for the period		107	14
Net profit / (loss) for the period		(41,375)	(25,139)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations		(9)	4
Other comprehensive income / (loss) for the period, net of tax		(9)	4
Total comprehensive income / (loss)		(41,384)	(25,135)
Profit / (loss) for the period attributable to owners of the Company		(41,375)	(25,139)
Total comprehensive income / (loss) for the period attributable to owners of the Company		€ (41,384)	€ (25,135)
Basic and diluted earnings / (loss) per share		€ (1.07)	€ (0.78)
Number of shares used for calculation (basic and diluted)	[1]	38,699,204	32,428,908

[1]	A total of 4,657,891 warrants outstanding as of March 31, 2018 can potentially dilute earnings per share in the future, but have not been included in the calculation of diluted earnings per share because they are antidilutive for the period presented. Similarly, a total of 3,613,757 warrants outstanding as of March 31, 2017 are also considered antidilutive for the period presented and have not been included in the calculation.